Provision For Tax, Civil And Labor Risks - Schedule of detailed information about other provisions (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	R$ 220,066	R$ 261,807
Judicial deposits	(337,255)	(333,577)	R$ (319,433)
Current	18,650	20,389
Noncurrent	201,416	241,418
Tax provision [member]
Disclosure of other provisions [line items]
Other provisions	127,842	163,852	196,006
Judicial deposits	(54,059)	(77,193)	(24,943)
Civil provision [member]
Disclosure of other provisions [line items]
Other provisions	30,653	32,300	27,153
Judicial deposits	(426)	(649)	(988)
Labor provision [member]
Disclosure of other provisions [line items]
Other provisions	61,571	65,655	58,887
Judicial deposits	(5,787)	(9,338)	R$ (7,925)
Law suits [member]
Disclosure of other provisions [line items]
Judicial deposits	R$ (60,272)	R$ (87,180)